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                     CLASS A, CLASS B AND CLASS C SHARES OF

                             AIM BASIC VALUE II FUND

                         Supplement dated March 3, 2003
                      to the Prospectus dated March 3, 2003


Class A shares, Class B shares and Class C shares of the fund are not currently available for public sale. Investors may not purchase Class A shares, Class B shares or Class C shares of the fund through exchanges from other AIM Funds, or through automatic dividend reinvestment from another AIM Fund.





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                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM CORE STRATEGIES FUND

                         Supplement dated March 3, 2003
                     to the Prospectus dated March 3, 2003


Class A shares, Class B shares and Class C shares of the fund are not currently available for public sale. Investors may not purchase Class A shares, Class B shares or Class C shares of the fund through exchanges from other AIM Funds, or through automatic dividend reinvestment from another AIM Fund.
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                     CLASS A, CLASS B AND CLASS C SHARES OF

                         AIM LARGE CAP CORE EQUITY FUND

                         Supplement dated March 3, 2003
                      to the Prospectus dated March 3, 2003


The changes noted below will become effective May 2, 2003.

At a meeting held on February 6, 2003, the Board of Trustees of AIM Equity Funds, on behalf of AIM Large Cap Core Equity Fund, voted to change the fund's name to "AIM Diversified Dividend Fund."

The following information replaces in its entirety the information under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the prospectus:

         "The fund's primary investment objective is growth of capital with a secondary objective of current income. The investment objectives of the fund may be changed by the Board of Trustees without shareholder approval.

         The fund seeks to meet these objectives by investing, normally, at least 80% of its assets in dividend-paying equity securities. In complying with this 80% investment requirement, the fund will investment primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts.

         The fund may invest up to 20% of its assets in royalty trusts (including master limited partnerships) or in investment-grade debt securities of U.S. issuers. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

         In selecting investments, the portfolio managers seek stocks that have paid consistent or increasing dividends. The portfolio managers focus on the financial health and profit sustainability of the company issuing the stock, and select stocks that offer the most total return potential from price appreciation and dividend return. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objectives."

The following information replaces in its entirety the information under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 1 of the prospectus:

         "There is a risk that you could lose all or a portion of your investment in the fund and that the income you receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

         The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.


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         Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity, and the potential lack of strict financial and accounting controls and standards.

         The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

         An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency."


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                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                            AIM LARGE CAP GROWTH FUND

                         Supplement dated March 3, 2003
                      to the Prospectus dated March 3, 2003


The changes noted below will become effective May 1, 2003.

The following information replaces in its entirety second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the prospectus:

      "The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The fund may invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following information replaces in its entirety the second paragraph under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 1 of the prospectus:

      "The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund."
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                     CLASS A, CLASS B AND CLASS C SHARES OF

                             AIM U.S. GROWTH FUND

                         Supplement dated March 3, 2003
                      to the Prospectus dated March 3, 2003


Class A shares, Class B shares and Class C shares of the fund are not currently available for public sale. Investors may not purchase Class A shares, Class B shares or Class C shares of the fund through exchanges from other AIM Funds, or through automatic dividend reinvestment from another AIM Fund.